DUE FROM A RELATED PARTY	12 Months Ended
Mar. 31, 2026
Due From Related Party
DUE FROM A RELATED PARTY

7.	DUE FROM A RELATED PARTY

Immediately after giving effect to the Business Combination, Nova Pulsar Holdings Limited (“Sponsor”) became a shareholder of the Company. In March and April 2024, the Sponsor issued promissory notes of $69,764, $69,763 and $575,000 to Real Messenger Corporation. Pursuant to the promissory notes, the advances were unsecured, non-interest bearing and Real Messenger Corporation has the right, but no obligation, to convert the advances, in whole or in part, into the ordinary shares of the Company with a conversion price of $10.00 per share. On June 2, 2025, the Company and the Sponsor entered into a new agreement that both parties agreed to convert the promissory notes due from the Sponsor of $714,527 as of March 31, 2025 into 316,004 shares of Class A ordinary share of the Company, at a conversion price of $2.2611 per share.

On June 5, 2025, the Company, through Real Messenger exercised the right to convert all the promissory notes by receiving 316,004 shares of Class A ordinary share of the Company.